5. TRADE RECEIVABLES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables Details Narrative
Trade receivables transaction costs	R$ 181,972	R$ 263,644